Government Securities Delaware, LLC

Semi-Annual Report
June 30, 2001

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

                              Government Securities Delaware, LLC, June 30, 2001
SCHEDULE OF INVESTMENTS                                          (in US dollars)

------------------------------------------------------------------------------------------------------------------------------------
                        Face
                       Amount                               Investments                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Notes - 91.9%      $ 500,000,000     Merrill Lynch & Co., Inc., Floating Rate Note, 4.05% due 8/15/2009               $  500,000,000

                     500,000,000     Merrill Lynch Capital Services, Inc., Floating Rate Notes, 4.06% due 8/15/2009      500,000,000

------------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments in Notes (Cost - $1,000,000,000)                                1,000,000,000
------------------------------------------------------------------------------------------------------------------------------------

                                     Total Investments (Cost - $1,000,000,000) - 91.9%                                 1,000,000,000
                                     Unrealized Appreciation on Reverse Repurchase Agreement - 5.4%                       58,363,035
                                     Unrealized Appreciation on Interest Rate Swaps-Net - 0.2%                             2,651,884
                                     Other Assets Less Liabilities - 2.5%                                                 26,804,407
                                                                                                                      --------------
                                     Net Assets - 100.0%                                                              $1,087,819,326
                                                                                                                      ==============

See Notes to Financial Statements.

                              Government Securities Delaware, LLC, June 30, 2001

STATEMENT OF ASSETS AND LIABILITIES

                As of June 30, 2001
=======================================================================================================================
Assets:         Investments, at value (identified cost-$1,000,000,000) ..............                    $1,000,000,000
                Cash ................................................................                            56,660
                Unrealized appreciation on reverse repurchase agreement .............                        58,363,035
                Unrealized appreciation on interest rate swaps - net ................                         2,651,884
                Receivables:
                   Interest on notes ................................................   $   18,533,465
                   Reverse repurchase agreement - net ...............................        6,834,753
                   Interest rate swaps - net ........................................        1,398,175       26,766,393
                                                                                        --------------   --------------
                Total assets ........................................................                     1,087,837,972
                                                                                                         --------------
=======================================================================================================================
Liabilities:    Payable to administrator ............................................                            18,646
                                                                                                         --------------
                Total liabilities ...................................................                            18,646
                                                                                                         --------------
=======================================================================================================================
Net Assets:     Net assets ..........................................................                    $1,087,819,326
                                                                                                         ==============
=======================================================================================================================
Net Assets      Beneficial Interest, par value $500 (2,000,200 units authorized)
Consist of:        and additional paid-in capital ...................................                    $1,021,877,523
                Undistributed investment income-net .................................                         4,926,884
                Unrealized appreciation on investments, reverse repurchase
                   agreement and interest rate swaps-net ............................                        61,014,919
                                                                                                         --------------
                Total- Equivalent to $543.88 net asset value per unit based
                   on 2,000,104 units outstanding ...................................                    $1,087,819,326
                                                                                                         ==============
=======================================================================================================================

See Notes to Financial Statements.

                              Government Securities Delaware, LLC, June 30, 2001

STATEMENT OF OPERATIONS

                              For the Six Months Ended June 30, 2001
==================================================================================================================
Investment                    Interest earned on notes .............................                  $ 26,539,733
Income:                       Interest on reverse repurchase agreement - net .......                     6,795,048
                              Interest income on swaps - net .......................                     1,980,264
                                                                                                      ------------
                              Total income .........................................                    35,315,045
                                                                                                      ------------
==================================================================================================================
Expenses:                     Administrative fees ..................................                        24,269
                                                                                                      ------------
                              Total expenses .......................................                        24,269
                                                                                                      ------------
                              Investment income-net ................................                    35,290,776
                                                                                                      ------------
==================================================================================================================
Unrealized Loss               Change in unrealized appreciation on investments,
on Investments,                 reverse repurchase agreement and interest
Reverse Repurchase              rate swaps-net .....................................                      (609,880)
Agreement and Interest                                                                                ------------
Rate Swaps-Net:               Net Increase in Net Assets Resulting from Operations .                  $ 34,680,896
                                                                                                      ============
==================================================================================================================

See Notes to Financial Statements.

                              Government Securities Delaware, LLC, June 30, 2001

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  For the Six       For the Period
                                                                                                      Months        August 10, 2000+
                                                                                                  Ended June 30,    to December 31,
                     Increase (Decrease) in Net Assets:                                                2001               2000
====================================================================================================================================
Operations:          Investment income-net ...................................................       $35,290,776        $28,060,132
                     Change in unrealized appreciation on investments, reverse repurchase
                        agreement and interest rate swaps-net ................................          (609,880)        61,624,799
                                                                                                 ---------------    ---------------
                     Net increase in net assets resulting from operations ....................        34,680,896         89,684,931
                                                                                                 ---------------    ---------------
====================================================================================================================================
Dividends            Investment income-net ...................................................       (30,469,664)        (6,128,837)
to                                                                                               ---------------    ---------------
Unit Holders:        Net decrease in net assets resulting from dividends to unit holders .....       (30,469,664)        (6,128,837)
                                                                                                 ---------------    ---------------
====================================================================================================================================
Beneficial           Net increase in net assets derived from beneficial interest transactions                 --      1,000,052,000
Interest                                                                                         ---------------    ---------------
Transactions:
====================================================================================================================================
Net Assets:          Total increase in net assets ............................................         4,211,232      1,083,608,094
                     Beginning of period .....................................................     1,083,608,094                 --
                                                                                                 ---------------    ---------------
                     End of period* ..........................................................   $ 1,087,819,326    $ 1,083,608,094
                                                                                                 ===============    ===============
====================================================================================================================================
                     * Undistributed investment income-net ...................................   $     4,926,884    $       105,772
                                                                                                 ===============    ===============
====================================================================================================================================

+ Commencement of operations.

See Notes to Financial Statements.

                              Government Securities Delaware, LLC, June 30, 2001

Financial Highlights

                                                                                        For the Six        For the Period
The following per share data and ratios have been derived                                  Months         August 10, 2000+
from information provided in the financial statements.                                  Ended June 30,    to December 31,
Increase (Decrease) in Net Asset Value:                                                     2001                2000
==========================================================================================================================
Per Share             Net asset value, beginning of period ..........................   $      541.78      $      500.00
Operating                                                                               -------------      -------------
Performance:          Investment income - net .......................................           17.64              14.03
                      Realized and unrealized gain (loss) on investments, reverse
                         repurchase agreement and interest rate swaps - net .........            (.31)             30.81
                                                                                        -------------      -------------
                      Total from investment operations ..............................           17.33              44.84
                                                                                        -------------      -------------
                      Less dividends to unit holders from investment income - net ...          (15.23)             (3.06)
                                                                                        -------------      -------------
                      Net asset value, end of period ................................   $      543.88      $      541.78
                                                                                        =============      =============
==========================================================================================================================
Total Investment      Based on net asset value per share ............................           3.20% #            9.00% #
Return:                                                                                 =============      =============
==========================================================================================================================
Ratios Based on       Total expenses ................................................             00% *              00% *
Average Net                                                                             =============      =============
Assets:               Total investment income - net .............................                6.32% *            6.88% *
                                                                                        =============      =============
==========================================================================================================================
Supplemental          Net assets, end of period (in thousands) ......................   $   1,087,819      $   1,083,608
Data:                                                                                   =============      =============
                      Portfolio turnover ............................................           0.00%            100.25%
                                                                                        =============      =============
==========================================================================================================================

* Annualized.
+ Commencement of operations.
# Aggregate total investment return.

See Notes to Financial Statements.

Government Securities Delaware, LLC

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Government Securities Delaware, LLC (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Company was formed in the State of Delaware on August 8, 2000. The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The Company offers one class of Units. Holders of Units have no preemptive rights and no right to redeem their Units. The Company will mandatorily redeem all of the outstanding Units on August 8, 2025. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of investments - Reverse repurchase agreements, swap agreements and other securities are valued at fair value as determined by or under the direction of the Board of Managers of the Company.

(b) Financial instruments - The Company may engage in various portfolio investment strategies to hedge its exposures relating to non-trading assets and liabilities.

o Interest rate swaps - The Company is authorized to enter into swap agreements. In a swap agreement, the Company exchanges with the counterparty their respective commitments to pay or receive interest on a specified notional principal amount. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the swap agreement, the Company would be in default and the counterparty would be able to terminate the swap agreement.

o Reverse repurchase agreements - The Company is authorized to enter into reverse repurchase agreements. Under reverse repurchase agreements, the Company sells securities to the counterparty and agrees to repurchase them at a mutually agreed upon date and price, and may exchange their respective commitments to pay or receive interest. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the reverse repurchase agreement, the Company would be in default and the counterparty would be able to terminate the repurchase agreement.

(c) Income taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income and swap income or expense are recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Dividends and distributions - The Units will provide for a fixed-rate, semi-annual dividend of at least 7.125% to be distributed at the discretion of the Board of Managers out of income of the Company from funds legally available for distribution under Delaware law. In addition, the Board of Managers may distribute to the Unit Holders as of a record date or dates determined by the Board of Managers, in cash or otherwise, all or part of any gains realized on the sale or disposition of property or otherwise, or all or part of any other principal or income of the Company, provided that such distributions are not otherwise in violation of Delaware law. Dividends and distributions paid by the Company are recorded on the ex-dividend dates.

2. Transactions with Affiliates:

The Company has entered into an Administrative Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM shall perform or arrange for the performance of the administrative services necessary for the operation of the Company. For such services, the Company will pay FAM a semi-annual fee of $25,000. FAM will be responsible for all other expenses of the Company, including, but not limited to, legal and auditing expenses and custodial and printing fees.

Accounting services were provided to the Company by FAM. Merrill Lynch Investment Partners, Inc. ("MLIP"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

As of June 30, 2001, 2,000,000 Units were beneficially owned and of record by ML SSG S.A R.L., a wholly-owned subsidiary of ML & Co.

The Company purchased for $1,002,500,000 (excluding the accrued interest paid on August 15, 2000) $1,000,000,000 face value, 6% coupon U.S. Treasury Notes maturing on August 15, 2009 (the "Treasury Notes") and entered into a floating rate reverse repurchase agreement to maturity (the "Reverse Repurchase Agreement") with Merrill Lynch Government Securities, Inc. ("ML Government Securities"). Under the Reverse Repurchase Agreement, the Company sold the Treasury Notes to ML Government Securities and is obligated to repurchase the Treasury Notes for $1,000,000,000 on August 15, 2009, but may repurchase the Treasury Notes from ML Government Securities for the Notional Amount (defined below) plus accrued interest on 5 days prior written notice (the "Repurchase Agreement Termination Date"). Until the Repurchase Agreement Termination Date, the Company will make semi-annual floating rate payments to ML Government Securities at the rate of 6-month LIBOR less 109 basis points on the outstanding Notional Amount plus $138,889. The Notional Amount will start at $1,002,500,000 and will be reduced by the $138,889 fixed, semi-annual payments by the Company. The semi-annual fixed payments of $138,889 will amortize the $2,500,000 premium paid for the Treasury Notes to $1,000,000,000 on a straight-line basis over the term of the Reverse Repurchase Agreement. In return, the Company will receive semi-annual payments from ML Government Securities equal to the interest on the Treasury Notes. These semi-annual payments will be netted against each other and only the net amount will actually be paid. Under SFAS 125, Accounting for Transfers and Servicing of Financial Assets, the Reverse Repurchase Agreement is deemed a sale for accounting purposes.

      The Company used the proceeds from the Reverse Repurchase Agreements to acquire the following notes (the "Notes"):

      (i) $500,000,000 Merrill Lynch & Co., Inc. Floating Rate Note due August 15, 2009; and

      (ii) $500,000,000 Merrill Lynch Capital Services, Inc. Floating Rate Note due August 15, 2009.

The note from ML & Co. pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points, compounded monthly. The note from Merrill Lynch Capital Services, Inc. ("ML Capital Services") pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points through September 15, 2000 and at 1-month LIBOR plus 8 basis points thereafter. Interest on the loan to ML Capital Services compounds monthly. The Notes are subject to pre-payment at the option of the Company at any time.

To ensure the Company's investments will match its operating and dividend needs, the Company entered into two swaps with ML Capital Services. Under the terms of the first swap, (the "Daycount Swap"), the Company will make payments calculated as 1-month LIBOR plus 7 basis points compounded monthly and paid semi-annually on $1,000,000,000 to ML Capital Services and in return will receive semi-annual payments at a rate of 6-month LIBOR less 109 basis points on $1,000,000,000 plus a fixed payment on the same amount at a rate of 1.1575%. The Daycount Swap will terminate on August 15, 2009. Under the terms of the second swap (the "Amortizing Swap"), the Company will make fixed, semi-annual payments of $41,112 (the fixed payment in the first period only will be $34,612) and in return will receive semi-annual payments equal to 6-month LIBOR less 109 basis points on a notional amount that will start at $2,500,000 and will amortize to approximately $138,889 on a straight-line basis over the term of the Amortizing Swap. The Amortizing Swap will terminate on August 15, 2009. The effective date of all transactions with ML & Co. or its affiliates was August 10, 2000.

Certain officers and/or managers of the Company are officers and/or directors of FAM, PSI, ML & Co., and/or MLIP.

3. Investments:

Net unrealized gains as of June 30, 2001 were as follows:

--------------------------------------------------------------------------------

                                                                Unrealized Gains
================================================================================
  Reverse repurchase agreement .........................          $58,363,035
  Interest rate swaps ..................................            2,651,884
                                                                  -----------
  Total ................................................          $61,014,919
                                                                  ===========

--------------------------------------------------------------------------------

As of June 30, 2001, there was no net unrealized appreciation for Federal income tax purposes. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $1,000,000,000.

The Company has entered into the following interest rate swaps as of June 30, 2001:

--------------------------------------------------------------------------------
                 Interest Received              Interest Paid
                 -----------------              -------------
Notional                                                              Expiration
Amount          Current Rate     Type       Current Rate    Type          Date
--------------------------------------------------------------------------------
$1,000,000,000      4.14%      Variable*       4.05%      Variable**  08/15/2009
$2,500,000          4.14%      Variable***      NA         Fixed****  08/15/2009
--------------------------------------------------------------------------------
   * A fixed rate of 1.1575% and 6-month LIBOR, reset each February 15 and August 15, minus 1.09%.
  ** 1-month LIBOR, reset on the 15th of each month, plus .07%, compounded.
 *** 6-month LIBOR, reset each February 15 and August 15, minus 1.09%
**** Semi-annual payments of $41,112.

4. Capital Stock Transactions:

During the six months ended June 30, 2001, units outstanding remained constant.

On August 10, 2000, ML SSG S.A R.L. contributed $1,000,000,000 in cash to the Company in exchange for 2,000,000 Units. Each Unit represents a $500 capital contribution to the Company. The Units are divided into a single class, each Unit representing an equal, proportionate interest in the Company, none having priority or preference over another.

In addition, the Company sold an aggregate of 104 Units to a group of individual accredited investors for $52,000 during the year ended December 31, 2000.

The Company will redeem all of the outstanding Units on August 8, 2025 at their Net Asset Value. The redemption price may be paid in cash or in-kind at the discretion of the Board of Managers.

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